Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Or Loss [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	$ 20	$ 20
Cost Of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	10	8
Selling And Administrative Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	$ 10	$ 12